VARIABLE INTEREST ENTITIES - Assets and Liabilities of Variable Interest Entities (Details) $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Current Assets
Cash and cash equivalents	$ 3,678		$ 620
Accounts receivable	4,209		3,624
Inventories	982		936
Other current assets	2,503		2,152
Total current assets	11,372		7,332
Property, plant and equipment, net	80,569		75,940
Equity Investments	10,314		9,535
Regulatory Assets (Note 14)	2,330		1,910
Goodwill	12,532	$ 9,490	12,843	$ 9,490
Total assets	125,034		114,348
Current Liabilities
Accounts payable and other	6,987		7,149
Accrued interest	913		668
Current portion of long-term debt	2,938		1,898
Total current liabilities	11,817		16,907
Regulatory Liabilities	4,806		4,520
Deferred Income Tax Liabilities	8,125		7,648
Total liabilities	86,026		80,232
VIE, Primary Beneficiary
Current Assets
Cash and cash equivalents	190		60
Accounts receivable	476		98
Inventories	90		32
Other current assets	49		14
Total current assets	805		204
Property, plant and equipment, net	27,649		3,997
Equity Investments	823		748
Regulatory Assets (Note 14)	12		0
Goodwill	439		449
Total assets	29,728		5,398
Current Liabilities
Accounts payable and other	1,135		234
Accrued interest	210		18
Current portion of long-term debt	28		31
Total current liabilities	1,373		283
Regulatory Liabilities	280		78
Other Long-Term Liabilities	56		1
Deferred Income Tax Liabilities	22		16
Long-Term Debt	11,388		2,136
Total liabilities	$ 13,119		$ 2,514